Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Jan 15, 2013
Document Effective Date	Jan 15, 2013
Prospectus Date	Sep 28, 2012

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX
Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX
Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Supplement [Text Block]	vat13_SupplementTextBlock
Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX
Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX
Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Class A Shares | Cloud Capital Strategic Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat13_SupplementTextBlock
Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX
Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Class A Shares | Cloud Capital Strategic Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat13_SupplementTextBlock
Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCPLX
Cloud Capital Strategic Mid Cap Fund – CCPMX

Class A Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Institutional Class Shares | Cloud Capital Strategic Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat13_SupplementTextBlock
Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX
Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Institutional Class Shares | Cloud Capital Strategic Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat13_SupplementTextBlock
Valued Advisers Trust

Cloud Capital Funds

Cloud Capital Strategic Large Cap Fund – CCILX
Cloud Capital Strategic Mid Cap Fund – CCIMX

Class I Shares

Supplement to the Prospectus dated September 28, 2012

Supplement dated December 26, 2012

Change to Principal Investment Strategies and Portfolio Manager

               Effective February 28, 2013, or such earlier date as may be granted by the Securities and Exchange Commission, the Funds may each invest in securities of other investment companies that, in turn, invest in equity instruments. Risks associated with investments in other investment companies include the following:

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

* * * * * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 15, 2013